Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
C000012489
Account Value [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	$ 32,144	$ 29,075	$ 26,031	$ 26,912	$ 24,749	$ 23,023	$ 21,404	$ 22,503	$ 26,821	$ 28,114	$ 25,322	$ 25,175	$ 23,193	$ 21,844	$ 19,478	$ 17,881	$ 14,834	$ 18,449	$ 16,915	$ 16,633	$ 15,946	$ 14,031	$ 16,225	$ 15,064	$ 14,563	$ 14,675	$ 13,760	$ 13,170	$ 12,776	$ 12,045	$ 11,602	$ 11,171	$ 10,903	$ 10,758	$ 10,051	$ 10,742	$ 10,712	$ 10,612	$ 10,113	$ 10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 21,562	22,525	21,067	18,585	19,519	18,549	17,941	16,701	17,185	20,700	21,978	21,169	21,752	20,630	18,597	14,596	13,785	10,892	15,498	14,280	14,465	14,049	12,130	14,881	14,214	13,446	13,478	12,807	12,228	11,972	11,539	10,873	10,203	9,851	9,813	9,501	10,592	10,628	10,106	9,465	10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 1,078,098	1,126,241	1,053,354	929,260	975,930	927,470	897,057	835,034	859,244	1,034,997	1,098,921	1,058,445	1,087,612	1,031,477	929,855	729,819	689,273	544,601	774,922	713,976	723,251	702,452	606,516	744,068	710,691	672,310	673,921	640,373	611,383	598,606	576,936	543,642	510,161	492,565	490,637	475,066	529,597	531,415	505,299	473,273	500,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 215,619,697	225,248,173	210,670,842	185,852,091	195,186,038	185,494,075	179,411,494	167,006,754	171,848,775	206,999,386	219,784,122	211,688,954	217,522,318	206,295,389	185,971,020	145,963,898	137,854,608	108,920,182	154,984,343	142,795,297	144,650,150	140,490,391	121,303,187	148,813,532	142,138,147	134,462,025	134,784,184	128,074,538	122,276,662	119,721,250	115,387,119	108,728,434	102,032,296	98,512,924	98,127,341	95,013,201	105,919,445	106,282,925	101,059,741	94,654,633	100,000,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,677	20,344	19,342	16,962	17,879	16,995	16,542	15,572	15,920	19,226	20,791	20,355	21,283	20,407	18,107	13,783	13,135	10,473	15,094	13,730	14,067	13,779	12,025	15,069	14,549	13,502	13,513	13,077	12,375	12,078	11,787	10,830	9,932	9,569	9,717	9,379	10,649	10,604	10,165	9,264	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 983,867	1,017,208	967,111	848,125	893,968	849,737	827,093	778,596	796,006	961,304	1,039,538	1,017,743	1,064,144	1,020,345	905,371	689,166	656,775	523,666	754,722	686,487	703,374	688,940	601,253	753,464	727,448	675,103	675,672	653,832	618,758	603,881	589,348	541,513	496,592	478,450	485,828	468,974	532,428	530,196	508,263	463,202	500,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,178	28,080	25,644	22,388	23,622	22,236	20,374	19,059	19,184	24,306	27,804	27,033	27,240	24,525	24,664	20,723	18,947	14,545	18,191	16,816	16,930	16,063	13,428	15,985	14,859	14,404	14,098	13,199	12,537	12,030	11,254	11,203	10,711	10,546	10,486	10,071	10,945	11,072	10,507	9,927	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 1,358,877	1,403,992	1,282,225	1,119,396	1,181,096	1,111,784	1,018,715	952,948	959,212	1,215,296	1,390,186	1,351,670	1,362,020	1,226,249	1,233,219	1,036,152	947,351	727,272	909,544	840,819	846,520	803,136	671,401	799,230	742,954	720,214	704,886	659,968	626,852	601,498	562,704	560,149	535,557	527,317	524,282	503,545	547,270	553,584	525,332	496,355	500,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 271,775,345	280,798,358	256,444,931	223,879,139	236,219,181	222,356,811	203,743,053	190,589,675	191,842,368	243,059,236	278,037,219	270,333,922	272,404,030	245,249,708	246,643,861	207,230,402	189,470,233	145,454,410	181,908,894	168,163,752	169,304,043	160,627,242	134,280,134	159,846,001	148,590,870	144,042,816	140,977,236	131,993,532	125,370,320	120,299,540	112,540,863	112,029,854	107,111,332	105,463,366	104,856,325	100,709,043	109,453,912	110,716,756	105,066,302	99,271,054	100,000,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	21,014	19,533	17,324	18,692	17,461	16,461	15,808	15,770	19,530	22,353	22,351	23,690	22,797	21,737	16,772	15,651	11,986	16,145	14,494	15,125	14,721	12,566	16,039	15,200	14,174	13,856	13,248	12,473	11,948	11,342	10,951	10,026	9,711	10,189	9,767	11,234	11,016	10,331	9,387	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,020,016	$ 1,050,687	$ 976,640	$ 866,221	$ 934,623	$ 873,051	$ 823,068	$ 790,407	$ 788,500	$ 976,523	$ 1,117,654	$ 1,117,529	$ 1,184,483	$ 1,139,831	$ 1,086,844	$ 838,575	$ 782,560	$ 599,276	$ 807,268	$ 724,694	$ 756,254	$ 736,027	$ 628,305	$ 801,954	$ 759,979	$ 708,720	$ 692,790	$ 662,417	$ 623,638	$ 597,418	$ 567,086	$ 547,537	$ 501,310	$ 485,572	$ 509,428	$ 488,334	$ 561,701	$ 550,812	$ 516,565	$ 469,354	$ 500,000